Provisions - Summary of Provisions (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Jan. 31, 2024
Disclosure of Provisions [line items]
Current	$ 790.8	$ 766.7
Non-current	145.2	148.5
Total provisions	936.0	915.2
Product related provisions [member]
Disclosure of Provisions [line items]
Total provisions	876.1	863.9
Restructuring provision [member]
Disclosure of Provisions [line items]
Total provisions	20.1	4.4
Other Provision [member]
Disclosure of Provisions [line items]
Total provisions	$ 39.8	$ 46.9